Note 2 - Significant Accounting Policies (Details Textual) - EBP 43-1804048 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Net Assets, Percentage	3.00%	4.00%
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 290,726
EBP, Tax Determination Letter, Date	Oct. 14, 2014
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Trustee [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 40,073	$ 66,098
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%